ALPHA CORE STRATEGIES FUND
SCHEDULE OF INVESTMENTS	DECEMBER 31, 2022 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 96.4%
Credit/Distressed – 24.5%
(Cost $123,187,000)
140 Summer Partners Onshore LP	$27,101,000
AG Corporate Credit Opportunities Fund, L.P.	22,892,000
Antara Capital Onshore Fund LP	23,090,000
Diameter Onshore Fund LP	29,861,000
Nut Tree Offshore Fund, Ltd.	23,607,000
Tresidor Europe Credit Fund LP	28,664,000
Wasserstein Debt Opportunities Fund, LP*	2,000

155,217,000

Global Macro – 4.3%
(Cost $14,232,000)
Gemsstock Fund	26,890,000

Non-U.S. Equity Hedge – 8.7%
(Cost $35,860,000)
Anatole Partners Ltd.*	16,727,000
BlackRock Emerging Frontiers Fund Ltd	19,766,000
TIG Zebedee Core Fund Limited	18,833,000

55,326,000

Opportunistic – 3.0%
(Cost $16,307,000)
Bellus Ventures II LP	9,402,000
Downriver SPC Ltd., For And On Behalf
Of Its Segregated Portfolio B	2,889,000
FourWorld Special Opportunities Fund, LLC*	6,387,000

18,678,000

Relative Value Multi-Strategy – 26.3%
(Cost $132,951,000)
Acasta Global Fund LP	23,585,000
AG Mortgage Value Partners, L.P.	25,474,000
Frere Hall Fund	17,275,000
Investcorp Interlachen Multi-Strategy Fund, LLC*	8,000
Mariner Atlantic Multi-Strategy Fund, L.P.	24,620,000
Old Orchard Credit Fund, Ltd.	24,518,000
Opti Opportunity Fund, LP	24,930,000
Varadero Partners, L.P.	26,293,000

166,703,000

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 96.4% continued
Sector Hedge – 8.7%
(Cost $41,708,000)
Asturias Fund LP		$17,191,000
Avidity Capital Fund, LP		19,577,000
Camber Capital Fund L.P.		18,424,000

		55,192,000

Special Situations – 15.3%
(Cost $82,163,000)
Engine No. 1 Perennial Total Value Fund, LP		23,514,000
HG Vora Special Opportunities Fund LP		22,740,000
Nekton Global Fund Limited		23,954,000
Pentwater Merger Arbitrage Fund Ltd.		26,897,000

		97,105,000

U.S. Equity Hedge – 5.6%
(Cost $27,978,000)
BBCM Offshore Fund Ltd.		18,529,000
TPG Public Equity Partners-A, L.P.		17,011,000

		35,540,000

Total Investments In Sub-Funds
(Cost $474,386,000)		$610,651,000

NUMBER OF SHARES		VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.3%
Goldman Sachs Financial Square Government Fund Institutional Shares 4.15%(1)	1,823,000	$1,823,000

Total Cash Equivalent
(Cost $1,823,000)		$1,823,000

TOTAL INVESTMENTS – 96.7%
(Cost $476,209,000)		$612,474,000
Other Assets less Liabilities – 3.3%		20,780,000

NET ASSETS - 100.0%		$633,254,000

(1)	7-day simple yield as of December 31, 2022 is disclosed.
*

During the current year, a portion or all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 1.31% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

See Notes to the Quarterly Report.

QUARTERLY REPORT  1  ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND
SCHEDULE OF INVESTMENTS continued	DECEMBER 31, 2022 (UNAUDITED)

At December 31, 2022, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	24.5%
Global Macro	4.3
Non-U.S. Equity Hedge	8.7
Opportunistic	3.0
Relative Value Multi-Strategy	26.3
Sector Hedge	8.7
Special Situations	15.3
U.S. Equity Hedge	5.6
Cash Equivalent and Other Assets less Liabilities	3.6

Total	100.0%

At December 31, 2022, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands–34.7%	$152,220,000	$219,885,000
United States–61.7%	322,166,000	390,766,000

Total	$474,386,000	$610,651,000

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Goldman Sachs Financial Square Government Fund, an open-end investment company, is valued at its net asset value and is classified as Level 1 in the fair value hierarchy under Accounting Standard Codification 820, Fair Value Measurement. All other Sub-Funds were valued at fair value, considering the net asset value per share (or its equivalent) provided to the Fund by the Sub-Fund as a practical expedient for fair value, and have not been classified in the fair value hierarchy. See Notes to the Quarterly Report for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of December 31, 2022.

See Notes to the Quarterly Report.

ALPHA CORE STRATEGIES FUND  2  QUARTERLY REPORT

ALPHA CORE STRATEGIES FUND
NOTES TO THE QUARTERLY REPORT	DECEMBER 31, 2022 (UNAUDITED)

1. RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
Credit/Distressed (a)	$155	$—	Not Eligible, Quarterly	60-90 Days
Global Macro (b)	27	—	Monthly	30 Days
Non-U.S. Equity Hedge (c)	55	—	Not Eligible, Monthly, Quarterly	30-90 Days
Opportunistic (d)	19	—	Not Eligible, Monthly	90 Days
Relative Value Multi-Strategy (e)	167	—	Not Eligible, Monthly, Quarterly	30-90 Days
Sector Hedge (c)	55	—	Quarterly	60-90 Days
Special Situations (a)	97	—	Monthly, Quarterly	60-92 Days
U.S. Equity Hedge (c)	36	—	Quarterly	60 Days

	$611	$—

(a)

Event Driven – The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Credit/Distressed and Special Situations. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 79.85% of the fair value of investments in this category include shares that cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates are twelve months and do not allow for full redemptions on newly acquired shares. For one investment representing less than 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restrictions might lapse.

(b)

Global Macro – The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. As of December 31, 2022, there are no redemption restrictions.

(c)

Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments.

Investments representing approximately 3.80% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions twenty four months after acquisition. The remaining initial investment restriction period for these investments is approximately five months at December 31, 2022. One investment representing approximately 12.69% of the fair value of investments in this category cannot be immediately redeemed because the investment includes investor-level gate restrictions. The gate is six months and does not allow for full redemptions. For one investment representing approximately 1.28% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restrictions might lapse.

(d)

Opportunistic – The managers in this category seek to produce differentiated return streams often with lower fees by offering access to specific trades, based on high conviction ideas, directly to investors. The specific trades that could fall under any of the other vehicles may offer more frequent liquidity. Sub-strategies in this category include Opportunistic. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. For investments representing 34.20% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restrictions might lapse.

(e)

Relative Value – The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Relative Value Multi-Strategy. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 29.92% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. The gates are for twelve months and do not allow for full redemptions. For one investment representing less than 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restrictions might lapse.

2. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

QUARTERLY REPORT  3  ALPHA CORE STRATEGIES FUND